Expenses by nature (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Expenses by nature
Change in production stock	$ 10,500
Consumables and other production purchases	2,118
Repairs and maintenance	566
Energy and utilities	437
Employee benefits	2,811
Contractors	644
Transportation	665
Depreciation on property, plant and equipment	3,201
Acquisition costs	13,613	$ 1,549
Legal and professional fees	2,016	1,160
Initial public offering related costs	470	49
Insurance	619	160
Others	423	109
Total cost of goods sold, administrative and selling and distribution expenses	38,083	3,027
Contributions made to defined contribution plans	$ 297	$ 0